Deferred Policy Acquisition Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred Policy Acquisition Cost, Beginning Balance	$ 322.1	$ 296.2
Acquisition costs deferred	457.5	446.1
Amortization of deferred acquisition costs	(422.4)	(420.2)	$ (380.2)
Deferred Policy Acquisition Cost, Ending Balance	$ 357.2	$ 322.1	$ 296.2